EQUITY - Share-based payments (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2025 Options shares	Dec. 31, 2025 CAD ($) Options Y tranche $ / shares shares	Dec. 31, 2024 CAD ($) Options Y $ / shares
Number of Options
Opening balance		7,994,500	4,908,548
Granted		2,052,500	4,317,500
Exercised	(482,500)	(510,000)	(137,500)
Expired		(1,574,000)	(346,000)
Forfeited		(272,250)	(295,000)
Cancelled			(453,048)
Ending balance		7,690,750	7,994,500
Options that can be exercised		3,845,750	3,174,750
Weighted average exercise price
Opening balance (in dollars per share) | $ / shares		$ 4.9	$ 6.79
Granted (in dollars per share) | $ / shares		2.18	3.07
Exercised (in dollars per share) | $ / shares		1.98	2.35
Expired (in dollars per share) | $ / shares		4.26	6.64
Forfeited (in dollars per share) | $ / shares		2.47	3.51
Cancelled (in dollars per share) | $ / shares			8.2
Ending balance (in dollars per share) | $ / shares		4.59	4.9
Options that can be exercised (in dollars per share) | $ / shares		6.53	7.3
Number of shares issued upon exercise of stock options | shares	139,516
Weighted average price at the time of exercise | $ / shares		$ 1.98	$ 2.35
Number of tranches | tranche		2
Number of shares subscribed for each option | shares		1
Average period (in years)		5 years	5 years
Share-based compensation | $		$ 4,928	$ 4,291
Amount capitalized in property, plant and equipment | $		$ 483	$ 361
Share price at date of grant | $ / shares		$ 2.18	$ 3.07
Expected life | Y		5	5
Risk-free interest rate		2.60%	3.51%
Expected volatility		80.14%	80.79%
Expected dividend | $
Fair value per option | $ / shares		$ 1.42	$ 2.04
2026
Number of Options
Ending balance		405,000
Options that can be exercised		405,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares		$ 16.19
2027
Number of Options
Ending balance		1,132,000
Options that can be exercised		1,132,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares		$ 8.08
2028
Number of Options
Ending balance		1,402,500
Options that can be exercised		1,402,500
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares		$ 4.76
2029
Number of Options
Ending balance		2,881,250
Options that can be exercised		906,250
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares		$ 3.06
2030
Number of Options
Ending balance		1,870,000
Weighted average exercise price
Ending balance (in dollars per share) | $ / shares		$ 2.18
Directors
Number of Options
Granted		262,500	262,500
Officers
Number of Options
Granted		600,000	2,200,000
Employees
Number of Options
Granted		1,190,000	1,705,000
Consultants
Number of Options
Granted			150,000